Share-Based Compensation - Service-based Activity (Details) - Restricted Stock Units	12 Months Ended
Dec. 31, 2015 $ / shares shares
Number of Shares
Unvested shares at beginning of period | shares	1,352,865
Granted | shares	1,115,662
Vested | shares	(384,902)
Forfeited | shares	(74,201)
Unvested shares at end of period | shares	2,009,424
Weighted Average Grant Date Fair Value
Weighted average grant date fair value, beginning of period (in USD per share) | $ / shares	$ 17.91
Weighted average grant date fair value (in USD per share) | $ / shares	47.44
Vested (in USD per share) | $ / shares	18.45
Forfeited (in USD per share) | $ / shares	24.65
Weighted average grant date fair value, end of period (in USD per share) | $ / shares	$ 33.95
Weighted Average Remaining Term (in Years)	2 years 10 months 28 days